PROPERTY AND EQUIPMENT	3 Months Ended
Mar. 31, 2023
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress	Total

Cost
Balance, January 1, 2022	$31,944	$192,482	$35,414	$390,059	$649,899
Additions	460	-	-	938,175	938,635
Disposals	(1,500)	-	-	-	(1,500)
Translation differences	(1,885)	(11,430)	(2,104)	(27,037)	(42,456)
Balance, December 31, 2022	29,019	181,052	33,310	1,301,197	1,544,578
Additions	-	-	860	-	860
Disposals	-	-	-	-	-
Translation differences	(764)	(4,760)	(891)	(26,159)	(32,574)
Balance, March 31, 2023	$28,255	$176,292	$33,279	$1,275,038	$1,512,864

Accumulated depreciation
Balance as of January 1, 2022	$26,794	$150,219	$29,645	-	$206,658
Depreciation	2,399	28,405	2,297	-	33,101
Translation differences	(1,605)	(9,089)	(1,774)	-	(12,468)
Balance, December 31, 2022	27,588	169,535	30,168	-	227,291
Depreciation	363	2,449	582	-	3,394
Translation differences	(733)	(4,503)	(803)	-	(6,039)
Balance, March 31, 2023	$27,218	$167,481	$29,947	-	$224,646

Net book value
At December 31, 2022	$1,431	$11,517	$3,142	$1,301,197	$1,317,287
At March 31, 2023	$1,037	$8,811	$3,332	$1,275,038	$1,288,218

During the three months ended March 31, 2023, depreciation of $363 (2022 - $729) related to computer and equipment is included in cost of revenue.

As at March 31, 2023 and December 31, 2022 the Company’s Capital work in progress relates to the ongoing investment in the future medical cannabis cultivation facility in Moshav Kochav Michael, Israel which includes permits, design, software development and IT infrastructure.

The Company considered indicators of impairment at December 31, 2022 and 2021. The Company did not record any impairment loss during the years ended December 31, 2022 and 2021.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)

(Unaudited)